Note 13 - Lease - Operating Lease Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating cash flows used in operating lease	$ 675	$ 840
Weighted average remaining lease term (Year)	3 years 11 months 23 days	2 years 10 months 13 days
Weighted average discount rate	5.50%	8.90%